S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Mar. 27, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	As of the date of this prospectus, will receive an indirect interest in founder shares through membership interests in our sponsor, and will receive an indirect interest in founder shares through membership interests in our sponsor.